Schedule of investments
Delaware Ivy Core Bond Fund
December 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.17%
Freddie Mac REMICs Series 2557 HL 5.30% 1/15/33	18,408	$ 18,488
Freddie Mac Whole Loan Securities Trust
Series 2015-SC01 1A 3.50% 5/25/45	547,351	484,122
Series 2016-SC02 1A 3.00% 10/25/46	170,357	148,363

GNMA Series 2005-23 IO 1.00% 6/17/45 •	57,638	0
Total Agency Collateralized Mortgage Obligations (cost $752,087)		650,973

Agency Mortgage-Backed Securities — 28.64%
Fannie Mae 2.50% 11/1/27	141,725	136,442
Fannie Mae S.F. 15 yr
2.00% 3/1/37	1,951,739	1,760,685
2.50% 8/1/36	1,634,022	1,504,362
4.50% 4/1/25	5,692	5,660
5.50% 10/1/38	1,260,965	1,278,978
Fannie Mae S.F. 20 yr
4.00% 8/1/42	535,683	514,449
4.00% 9/1/42	2,547,854	2,442,700
5.50% 2/1/24	33	33
Fannie Mae S.F. 30 yr
2.00% 3/1/51	8,386,794	6,885,729
2.50% 11/1/51	932,107	796,195
2.50% 2/1/52	5,049,105	4,323,864
3.00% 9/1/42	662,711	611,281
3.00% 5/1/43	931,140	855,783
3.00% 1/1/46	462,041	415,455
3.50% 8/1/50	3,959,351	3,695,111
3.50% 6/1/52	12,668,864	11,624,602
4.00% 2/1/47	177,740	171,314
4.50% 1/1/50	923,002	921,337
4.50% 10/1/52	4,539,985	4,402,230
5.00% 7/1/47	5,292,641	5,378,303
5.00% 9/1/53	372,475	368,493
5.50% 8/1/52	4,674,077	4,702,187
5.50% 7/1/53	669,617	672,565
6.00% 1/1/42	525,421	548,869
6.00% 6/1/53	1,107,193	1,124,204
6.00% 9/1/53	3,904,606	3,964,595
6.50% 12/1/31	1,561	1,648
6.50% 2/1/32	29,682	31,405
6.50% 4/1/32	3,875	4,060
6.50% 5/1/32	6,124	6,420
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.50% 7/1/32	2,220	$ 2,351
6.50% 8/1/32	4,687	4,937
6.50% 9/1/32	10,462	11,014
6.50% 10/1/32	8,987	9,484
6.50% 8/1/33	6,142	6,440
6.50% 9/1/34	19,848	20,535
6.50% 11/1/34	1,964	2,069
6.50% 3/1/35	40,272	41,834
7.00% 9/1/31	1,654	1,707
7.00% 11/1/31	22,681	23,400
7.00% 2/1/32	15,767	16,267
7.00% 3/1/32	17,747	18,337
7.50% 5/1/31	4,108	4,110
Freddie Mac S.F. 20 yr
2.00% 5/1/42	1,763,659	1,505,890
2.00% 8/1/42	967,046	832,325
2.50% 2/1/42	2,142,276	1,905,050
3.00% 3/1/37	1,727,565	1,607,586
5.00% 5/1/29	8,762	8,706
Freddie Mac S.F. 30 yr
2.50% 11/1/51	2,960,617	2,553,659
2.50% 2/1/52	4,044,062	3,449,449
3.00% 8/1/42	420,132	387,701
3.00% 1/1/43	543,825	499,818
3.00% 2/1/43	675,487	621,663
3.00% 12/1/46	228,954	207,603
3.00% 1/1/47	611,821	554,324
3.00% 7/1/50	1,092,176	983,318
3.00% 8/1/52	4,343,233	3,886,462
4.00% 8/1/52	1,303,304	1,237,827
4.00% 9/1/52	2,356,593	2,241,946
4.50% 7/1/52	4,218,251	4,090,920
4.50% 9/1/52	6,863,325	6,655,074
4.50% 10/1/52	504,497	489,189
5.00% 9/1/34	185	188
5.00% 6/1/53	3,043,557	3,011,017
5.50% 9/1/52	3,600,677	3,692,427
5.50% 10/1/52	293,435	295,216
5.50% 3/1/53	1,025,626	1,044,169
5.50% 9/1/53	1,654,321	1,674,961
6.00% 12/1/52	1,965,671	1,998,008
6.50% 9/1/32	8,086	8,659
6.50% 5/1/34	47,371	49,902
6.50% 7/1/36	4,972	5,157
7.00% 12/1/37	11,850	12,226

GNMA I 6.25% 7/15/24	2,532	2,522
GNMA I S.F. 30 yr
3.00% 3/15/45	834,572	749,275
4.00% 1/15/41	158,210	154,403
NQ- IV018 [1223] 0224 (3375933)    1

Schedule of investments
Delaware Ivy Core Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
GNMA I S.F. 30 yr
4.00% 10/15/41	94,293	$ 91,527
4.50% 6/15/40	119,212	118,480
5.00% 12/15/35	65,462	64,551
5.50% 10/15/42	799,645	808,316
GNMA II
3.25% 11/20/35	301,679	286,178
4.00% 8/20/31	223,994	219,458
4.00% 6/20/36	344,819	333,352
GNMA II S.F. 30 yr
3.00% 12/20/51	1,381,098	1,250,093
4.00% 12/20/40	172,695	167,990
4.00% 12/20/44	119,829	117,190
5.50% 6/20/49	1,464,812	1,494,694
Vendee Mortgage Trust
6.627% 2/15/25 •	2,567	2,561
7.792% 2/15/25	234	234
Total Agency Mortgage-Backed Securities (cost $111,569,080)		110,682,708

Collateralized Debt Obligations — 2.40%
Ares LXIV CLO Series 2022-64A A1 144A 6.834% (TSFR03M + 1.44%, Floor 1.44%) 4/15/35 #, •	3,000,000	2,982,183
BlueMountain CLO XXX Series 2020-30A AR 144A 6.764% (TSFR03M + 1.37%, Floor 1.37%) 4/15/35 #, •	3,300,000	3,279,405
CIFC Funding Series 2022-3A A 144A 6.822% (TSFR03M + 1.41%, Floor 1.41%) 4/21/35 #, •	3,000,000	2,997,114
Total Collateralized Debt Obligations (cost $9,080,806)		9,258,702

Corporate Bonds — 36.89%
Banking — 7.59%
Banco Santander 5.588% 8/8/28	400,000	408,281
Bank of America
2.482% 9/21/36 μ	1,130,000	895,589
2.972% 2/4/33 μ	327,000	278,351
5.819% 9/15/29 μ	773,000	798,427
6.204% 11/10/28 μ	970,000	1,012,451

Bank of New York Mellon 4.70% 9/20/25 μ, ψ	1,430,000	1,397,149
Barclays
5.501% 8/9/28 μ	250,000	251,289
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Barclays
6.224% 5/9/34 μ	289,000	$ 299,902
7.325% 11/2/26 μ	535,000	553,026

BBVA Bancomer 144A 5.875% 9/13/34 #, μ	1,000,000	944,842
Citibank 5.488% 12/4/26	645,000	656,855
Citizens Bank 6.064% 10/24/25 μ	900,000	878,310
Credit Agricole 144A 6.316% 10/3/29 #, μ	915,000	959,258
Credit Suisse 7.95% 1/9/25	255,000	260,805
Deutsche Bank
3.729% 1/14/32 μ	612,000	513,286
6.72% 1/18/29 μ	915,000	958,731
6.819% 11/20/29 μ	620,000	653,161
7.146% 7/13/27 μ	345,000	358,299

Fifth Third Bank 5.852% 10/27/25 μ	665,000	663,479
Goldman Sachs Group 6.484% 10/24/29 μ	1,445,000	1,534,248
HSBC Holdings 5.887% 8/14/27 μ	215,000	218,075
Huntington Bancshares 6.208% 8/21/29 μ	1,000,000	1,031,733
ING Groep 6.083% 9/11/27 μ	245,000	250,191
JPMorgan Chase & Co.
5.35% 6/1/34 μ	133,000	134,973
6.254% 10/23/34 μ	207,000	224,506

KeyBank 4.15% 8/8/25	624,000	605,264
Morgan Stanley
5.25% 4/21/34 μ	164,000	164,060
6.138% 10/16/26 μ	980,000	998,391
6.296% 10/18/28 μ	450,000	471,637
6.407% 11/1/29 μ	335,000	355,259
6.627% 11/1/34 μ	460,000	509,541

PNC Financial Services Group 6.875% 10/20/34 μ	640,000	710,758
Popular 7.25% 3/13/28	325,000	334,703
SVB Financial Group 4.57% 4/29/33 ‡	1,127,000	745,221
Truist Financial
4.95% 9/1/25 μ, ψ	1,505,000	1,443,879
7.161% 10/30/29 μ	545,000	589,011
8.748% 12/15/24 μ, ψ	2,165,000	2,160,573
US Bancorp
2.491% 11/3/36 μ	1,415,000	1,098,250
3.00% 7/30/29	2,700,000	2,445,325
4.653% 2/1/29 μ	416,000	409,687
5.727% 10/21/26 μ	146,000	147,052
		29,323,828

2    NQ- IV018 [1223] 0224 (3375933)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry — 1.23%
BHP Billiton Finance USA 5.25% 9/8/30	470,000	$ 487,198
First Quantum Minerals 144A 8.625% 6/1/31 #	1,055,000	895,431
Methanex 5.25% 12/15/29	1,645,000	1,584,459
Novelis 144A 4.75% 1/30/30 #	745,000	701,830
Sherwin-Williams 3.30% 5/15/50	1,450,000	1,065,831
		4,734,749
Brokerage — 0.45%
Jefferies Financial Group
5.875% 7/21/28	529,000	542,755
6.50% 1/20/43	1,150,000	1,208,457
		1,751,212
Capital Goods — 1.37%
Ardagh Metal Packaging Finance USA 144A 3.25% 9/1/28 #	1,330,000	1,165,051
Boeing 2.196% 2/4/26	815,000	770,224
Mauser Packaging Solutions Holding 144A 7.875% 8/15/26 #	700,000	713,007
Standard Industries 144A 3.375% 1/15/31 #	1,150,000	991,024
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	1,000,000	998,660
United Rentals North America 3.875% 2/15/31	705,000	641,409
		5,279,375
Communications — 3.83%
American Tower 2.30% 9/15/31	940,000	777,835
AT&T 3.55% 9/15/55	1,818,000	1,308,350
CCO Holdings 144A 4.25% 1/15/34 #	2,000,000	1,627,934
Cellnex Finance 144A 3.875% 7/7/41 #	350,000	271,415
Charter Communications Operating 3.85% 4/1/61	3,175,000	1,981,531
Connect Finco 144A 6.75% 10/1/26 #	638,000	634,736
Crown Castle
1.05% 7/15/26	595,000	537,146
2.10% 4/1/31	1,090,000	888,393
5.60% 6/1/29	180,000	184,195

Directv Financing 144A 5.875% 8/15/27 #	800,000	752,318
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)

Discovery Communications 4.00% 9/15/55	2,205,000	$ 1,571,663
Frontier Communications Holdings 144A 5.00% 5/1/28 #	800,000	740,078
Sprint Capital 6.875% 11/15/28	1,505,000	1,631,745
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #	750,000	615,936
T-Mobile USA 5.75% 1/15/34	220,000	233,442
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	1,215,000	1,062,493
		14,819,210
Consumer Cyclical — 1.61%
Alsea 144A 7.75% 12/14/26 #	500,000	511,038
Amazon.com 2.50% 6/3/50	2,555,000	1,702,123
Aptiv 3.10% 12/1/51	1,950,000	1,273,095
Carnival 144A 4.00% 8/1/28 #	665,000	618,691
Ford Motor Credit
6.798% 11/7/28	200,000	209,398
6.95% 6/10/26	375,000	384,919

Mercedes-Benz Finance North America 144A 5.10% 8/3/28 #	1,495,000	1,524,964
		6,224,228
Consumer Non-Cyclical — 3.60%
Amgen
5.15% 3/2/28	300,000	307,249
5.25% 3/2/30	270,000	277,685
5.25% 3/2/33	741,000	759,967
Bunge Limited Finance
1.63% 8/17/25	1,192,000	1,127,466
2.75% 5/14/31	1,750,000	1,524,217

Central American Bottling 144A 5.25% 4/27/29 #	500,000	470,070
DaVita
144A 3.75% 2/15/31 #	315,000	259,207
144A 4.625% 6/1/30 #	570,000	498,109

HCA 3.50% 7/15/51	1,049,000	740,061
New York and Presbyterian Hospital
2.256% 8/1/40	2,445,000	1,684,071
2.606% 8/1/60	1,600,000	954,184

NYU Langone Hospitals 3.38% 7/1/55	1,455,000	1,040,475
Royalty Pharma 3.35% 9/2/51	3,531,000	2,390,483
Tenet Healthcare 4.25% 6/1/29	2,015,000	1,878,157
		13,911,401

NQ- IV018 [1223] 0224 (3375933)    3

Schedule of investments
Delaware Ivy Core Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric — 4.54%
Alfa Desarrollo 144A 4.55% 9/27/51 #	993,761	$ 776,802
Appalachian Power 4.50% 8/1/32	1,450,000	1,396,794
Berkshire Hathaway Energy 2.85% 5/15/51	1,820,000	1,231,851
Duke Energy Carolinas 4.95% 1/15/33	415,000	422,943
Entergy Mississippi 3.25% 12/1/27	2,400,000	2,225,972
Entergy Texas 3.45% 12/1/27	3,130,000	2,934,120
Exelon 4.05% 4/15/30	2,500,000	2,386,675
Fells Point Funding Trust 144A 3.046% 1/31/27 #	820,000	773,251
JSW Hydro Energy 144A 4.125% 5/18/31 #	603,750	526,703
NextEra Energy Capital Holdings 5.749% 9/1/25	945,000	954,312
Oglethorpe Power
4.50% 4/1/47	1,725,000	1,465,211
144A 6.20% 12/1/53 #	100,000	107,536

Vistra 144A 7.00% 12/15/26 #, μ, ψ	535,000	527,708
Vistra Operations
144A 5.125% 5/13/25 #	1,375,000	1,362,488
144A 6.95% 10/15/33 #	430,000	453,057
		17,545,423
Energy — 5.76%
BP Capital Markets 4.875% 3/22/30 μ, ψ	1,575,000	1,500,853
Cheniere Energy Partners 4.50% 10/1/29	560,000	536,341
ConocoPhillips 5.05% 9/15/33	940,000	966,262
Diamondback Energy 3.125% 3/24/31	465,000	413,526
El Paso Natural Gas 8.375% 6/15/32	1,440,000	1,681,941
Enbridge 6.70% 11/15/53	230,000	267,810
Energean Israel Finance 144A 4.875% 3/30/26 #	1,000,000	924,250
Energy Transfer
6.10% 12/1/28	740,000	779,236
6.85% 2/15/40	1,265,000	1,332,882
Enterprise Products Operating
3.30% 2/15/53	3,270,000	2,425,890
8.416% 6/1/67 •	2,875,000	2,727,546

Geopark 144A 5.50% 1/17/27 #	500,000	443,171
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Guara Norte 144A 5.198% 6/15/34 #	856,790	$ 781,481
NuStar Logistics 6.375% 10/1/30	1,530,000	1,534,881
Occidental Petroleum 6.125% 1/1/31	635,000	660,024
ONEOK
5.65% 11/1/28	1,415,000	1,465,902
5.80% 11/1/30	215,000	223,651
6.05% 9/1/33	146,000	154,756

Targa Resources Partners 5.00% 1/15/28	1,355,000	1,339,441
Tennessee Gas Pipeline 8.375% 6/15/32	1,795,000	2,094,597
		22,254,441
Finance Companies — 1.60%
AerCap Ireland Capital DAC 3.00% 10/29/28	2,415,000	2,206,051
Air Lease 4.625% 10/1/28	2,806,000	2,745,095
Aviation Capital Group 144A 3.50% 11/1/27 #	1,330,000	1,226,690
		6,177,836
Financials — 0.26%
MAF Global Securities 7.875% 6/30/27 μ, ψ	1,000,000	1,022,655
		1,022,655
Industrials — 0.12%
Bidvest Group UK 144A 3.625% 9/23/26 #	500,000	465,000
		465,000
Insurance — 2.05%
American International Group 5.125% 3/27/33	850,000	863,146
Aon 2.90% 8/23/51	2,155,000	1,407,266
Athene Global Funding 144A 1.985% 8/19/28 #	1,955,000	1,690,497
Athene Holding
3.45% 5/15/52	1,040,000	700,992
3.95% 5/25/51	460,000	346,335

Brighthouse Financial 3.85% 12/22/51	1,793,000	1,182,825
New York Life Global Funding 144A 5.45% 9/18/26 #	570,000	583,007
UnitedHealth Group
4.20% 5/15/32	653,000	639,321
4.50% 4/15/33	517,000	513,909
		7,927,298
Natural Gas — 0.18%
Atmos Energy 2.85% 2/15/52	405,000	275,808

4    NQ- IV018 [1223] 0224 (3375933)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Natural Gas (continued)
ENN Energy Holdings 144A 2.625% 9/17/30 #	500,000	$ 428,238
		704,046
Real Estate Investment Trusts — 0.30%
American Homes 4 Rent 3.625% 4/15/32	1,310,000	1,174,122
		1,174,122
Technology — 1.58%
Broadcom 144A 3.469% 4/15/34 #	1,190,000	1,035,831
CDW 3.276% 12/1/28	1,640,000	1,506,443
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	1,660,000	1,524,316
NCR Voyix
144A 5.00% 10/1/28 #	135,000	127,750
144A 5.125% 4/15/29 #	190,000	180,827
Oracle
3.60% 4/1/50	694,000	514,655
4.65% 5/6/30	1,230,000	1,225,864
		6,115,686
Transportation — 0.82%
British Airways 2020-1 Class A Pass Through Trust 144A 4.25% 5/15/34 #, ♦	837,860	780,039
Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	874,966	803,340
United Airlines 144A 4.625% 4/15/29 #	1,680,000	1,572,951
		3,156,330
Total Corporate Bonds (cost $142,942,243)		142,586,840

Government Agency Obligations — 0.49%
Freeport Indonesia 144A 5.315% 4/14/32 #	1,000,000	983,080
Gaci First Investment 4.875% 2/14/35	486,000	475,735
Saudi Arabian Oil 144A 4.25% 4/16/39 #	500,000	448,343
Total Government Agency Obligations (cost $1,863,231)		1,907,158

Municipal Bonds — 1.15%
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	1,840,071	1,633,063
	Principal amount°	Value (US $)

Municipal Bonds (continued)
Municipal Electric Authority of Georgia
(Build America Bonds Plant Vogtle Units 3 & 4 Project) 6.655% 4/1/57	2,470,000	$ 2,814,021
Total Municipal Bonds (cost $4,480,994)		4,447,084

Non-Agency Asset-Backed Securities — 4.77%
FirstKey Homes Trust
Series 2021-SFR1 B 144A 1.788% 8/17/38 #	4,800,000	4,335,292
Series 2021-SFR2 D 144A 2.058% 9/17/38 #	4,400,000	3,895,536
Home Partners of America Trust
Series 2021-1 A 144A 1.698% 9/17/41 #	3,823,747	3,183,199
Series 2021-3 B 144A 2.649% 1/17/41 #	4,730,896	4,127,129

Progress Residential Trust Series 2021-SFR7 D 144A 2.341% 8/17/40 #	3,450,000	2,897,593
Total Non-Agency Asset-Backed Securities (cost $21,204,144)		18,438,749

Non-Agency Collateralized Mortgage Obligations — 4.05%
Agate Bay Mortgage Trust Series 2013-1 B4 144A 3.542% 7/25/43 #, •	1,482,562	1,103,630
Bear Stearns Mortgage Securities 1996-6 B2 8.00% 11/25/29	13,407	5,319
CHL Mortgage Pass Through Trust 2004-J4 3B1 5.25% 5/25/34 ♦	14,988	13,694
Citigroup Global Markets Mortgage Securities VII Series 1997-HUD1 B2 2.973% 12/25/30 •	542,247	103,880
CSMC Trust
Series 2013-7 B4 144A 3.544% 8/25/43 #, •	1,202,586	985,029
Series 2017-HL1 A12 144A 3.50% 6/25/47 #, •	1,576,420	1,369,473
JP Morgan Mortgage Trust
Series 2004-A3 4A2 5.633% 7/25/34 •	2,752	2,654
Series 2017-4 A13 144A 3.50% 11/25/48 #, •	5,913,578	5,088,174
Series 2021-4 A5 144A 2.50% 8/25/51 #, •	6,000,000	3,928,618

NQ- IV018 [1223] 0224 (3375933)    5

Schedule of investments
Delaware Ivy Core Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

MRFC Mortgage Pass Through Trust Series 1998-2 B1 6.75% 6/25/28 ♦	361	$ 348
PMT Credit Risk Transfer Trust 2021-1R A 144A 8.371% (TSFR01M + 3.01%, Floor 2.90%) 2/27/24 #, •	3,076,085	3,060,579
Structured Asset Mortgage Investments
Series 1998-2 B 6.75% 5/2/30 •	3,246	100
Series 1998-2 C 6.75% 5/2/30 •	1,473	37
Total Non-Agency Collateralized Mortgage Obligations (cost $19,761,955)		15,661,535

Non-Agency Commercial Mortgage-Backed Securities — 8.87%
BAMLL Commercial Mortgage Securities Trust Series 2014-520M A 144A 4.185% 8/15/46 #, •	4,130,000	3,219,303
BBCMS Mortgage Trust Series 2020-C7 A5 2.037% 4/15/53	1,000,000	839,913
Benchmark Mortgage Trust
Series 2020-B18 A5 1.925% 7/15/53	3,000,000	2,424,037
Series 2021-B25 A5 2.577% 4/15/54	5,000,000	4,029,053

Citigroup Commercial Mortgage Trust Series 2018-TBR A 144A 6.556% (TSFR01M + 1.07%, Floor 0.83%) 12/15/36 #, •	10,000,000	9,905,059
GS Mortgage Securities Trust
Series 2012-BWTR C 144A 3.328% 11/5/34 #, •	1,000,000	399,270
Series 2020-GC47 A5 2.377% 5/12/53	3,128,000	2,634,304

JPMCC Commercial Mortgage Securities Trust Series 2017-JP5 A5 3.723% 3/15/50	1,500,000	1,413,332
One Market Plaza Trust Series 2017-1MKT A 144A 3.614% 2/10/32 #	4,000,000	3,640,000
UBS Commercial Mortgage Trust
Series 2017-C1 AS 3.724% 6/15/50	4,000,000	3,666,174
		Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
UBS Commercial Mortgage Trust
Series 2017-C7 AS 4.061% 12/15/50 •		2,300,000	$ 2,118,793
Total Non-Agency Commercial Mortgage-Backed Securities (cost $37,572,731)			34,289,238

Sovereign Bonds — 2.09%Δ
Colombia — 0.11%
Colombia Government International Bond 3.25% 4/22/32		550,000	438,311
			438,311
Dominican Republic — 0.19%
Dominican Republic International Bond 144A 4.875% 9/23/32 #		789,000	720,278
			720,278
Ivory Coast — 0.13%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #		550,000	507,463
			507,463
Mexico — 0.15%
Mexico Government International Bond 3.50% 2/12/34		700,000	593,966
			593,966
Oman — 0.19%
Oman Government International Bond 144A 6.75% 1/17/48 #		710,000	744,683
			744,683
Paraguay — 0.07%
Paraguay Government International Bond 144A 5.40% 3/30/50 #		300,000	267,525
			267,525
United Kingdom — 1.25%
United Kingdom Gilt 4.50% 6/7/28	GBP	3,630,000	4,823,394
			4,823,394
Total Sovereign Bonds (cost $7,547,603)			8,095,620

6    NQ- IV018 [1223] 0224 (3375933)

(Unaudited)
	Principal amount°	Value (US $)

US Treasury Obligations — 8.88%
US Treasury Bonds
3.875% 2/15/43	3,740,000	$ 3,567,317
3.875% 5/15/43	6,490,000	6,189,331
4.125% 8/15/53	2,820,000	2,851,284
4.375% 8/15/43	970,000	990,461
4.75% 11/15/53	4,505,000	5,052,991
US Treasury Notes
4.375% 11/30/28	1,370,000	1,402,109
4.50% 11/15/33	13,570,000	14,250,621
Total US Treasury Obligations (cost $33,675,754)		34,304,114
	Number of shares
Short-Term Investments — 0.68%
Money Market Mutual Funds — 0.68%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.26%)	655,975	655,975
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.25%)	655,975	655,975
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	655,975	655,975
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	655,975	655,975
Total Short-Term Investments (cost $2,623,900)		2,623,900

Total Value of Securities—99.08% (cost $393,074,528)		382,946,621
Receivables and Other Assets Net of Liabilities—0.92%★		3,539,166
Net Assets Applicable to 41,533,858 Shares Outstanding—100.00%		$386,485,787
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2023, the aggregate value of Rule 144A securities was $98,118,983, which represents 25.39% of the Fund's net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
Δ	Securities have been classified by country of risk.
★	Includes $(1,146,970) cash collateral held at broker for futures contracts as of December 31, 2023.

NQ- IV018 [1223] 0224 (3375933)    7

Schedule of investments
Delaware Ivy Core Bond Fund   (Unaudited)
The following forward foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at December 31, 2023:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
JPMCB	GBP	(3,700,000)	USD	4,598,366	2/16/24	$(119,099)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
653	US Treasury 5 yr Notes	$71,029,056	$69,395,290	3/28/24	$1,633,766	$—	$56,119
166	US Treasury 10 yr Notes	18,739,845	18,155,231	3/19/24	584,614	—	1,440
(115)	US Treasury 10 yr Ultra Notes	(13,571,797)	(12,998,611)	3/19/24	—	(573,186)	10,781
Total Futures Contracts			$74,551,910		$2,218,380	$(573,186)	$68,340
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Purchased/Moody’s Ratings:
CDX.NA.HY.41[4] 12/20/28-Quarterly	3,861,000	5.000%	$(225,223)	$(211,344)	$(13,879)	$(34)
Total CDS Contracts			$(225,223)	$(211,344)	$(13,879)	$(34)
The use of forward foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.
8    NQ- IV018 [1223] 0224 (3375933)

(Unaudited)
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Unrealized appreciation (depreciation) does not include periodic interest (payments) receipt on swap contracts accrued daily in the amount of $(6,435).
[4]	Markit’s North America High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.

Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
GNMA – Government National Mortgage Association
GS – Goldman Sachs
JPMCB – JPMorgan Chase Bank
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR01M – 1 Month Term Secured Overnight Financing Rate
TSFR03M – 3 Month Term Secured Overnight Financing Rate
yr – Year
Summary of currencies:
GBP – British Pound Sterling
USD – US Dollar
NQ- IV018 [1223] 0224 (3375933)    9